UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors,
400 Howard Street, San Francisco, CA 94105
Name and address of agent for service: The Corporation Trust Company,
1209 Orange Street, Wilmington, DE 19801
Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
07/31/2024
Date of reporting period:
07/31/2024
Item 1 — Reports to Stockholders
(a) The Reports to Shareholders are attached herewith

iShares Large Cap Max Buffer Jun ETF
MAXJ | Cboe BZX
Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Large Cap Max Buffer Jun ETF (the “Fund”) for the period of June 28, 2024 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the period?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Large Cap Max Buffer Jun ETF	$4(a)(b)	0.47%(b)(c)
(a)	The Fund commenced operations during the reporting period. Expenses for a full reporting period would be higher than the amount shown.
(b)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(c)	Annualized.
Key Fund statistics
Net Assets	$72,687,428
Number of Portfolio Holdings	4
Net Investment Advisory Fees	$16,255
Portfolio Turnover Rate	0%
What did the Fund invest in?
(as of July 31, 2024)
Portfolio composition
Asset Type	Percent of Net Assets
Equity Funds	97.3%
Purchased Put Options	3.8%
Futures	(0.0	) % (c)
Written Call Options	(2.7	) %
Other assets, less liabilities	1.6%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	31.3%
Financials	13.1%
Health Care	11.9%
Consumer Discretionary	10.0%
Communication Services	8.9%
Industrials	8.4%
Consumer Staples	5.8%
Energy	3.7%
Utilities	2.4%
Real Estate	2.3%
Materials	2.2%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.1%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Large Cap Max Buffer Jun ETF
Annual Shareholder Report — July 31, 2024
MAXJ-07/24-AR

(b) Not Applicable

Item 2 –

Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.

Item 3 –

Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani

Madhav V. Rajan

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 –	Principal Accountant Fees and Services

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the one series of the registrant for which the fiscal year-end is July 31, 2024 (the “Fund”), and whose annual financial statements are reported in Item 1.

(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $0 for the fiscal year ended July 31, 2023 and $12,400 for the fiscal year ended July 31, 2024.

(b) Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2023 and July 31, 2024 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds financial statements and are not reported under (a) of this Item.

(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $0 for the fiscal year ended July 31, 2023 and $9,700 for the fiscal year ended July 31, 2024. These services related to the review of the Funds’ tax returns and excise tax calculations.

(d) All Other Fees – There were no other fees billed in each of the fiscal years ended July 31, 2023 and July 31, 2024 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $0 for the fiscal year ended July 31, 2023 and $9,700 for the fiscal year ended July 31, 2024.

(h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.

(i) – Not Applicable

(j) – Not Applicable

Item 5 –	Audit Committee of Listed Registrant

(a) The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani

Laura F. Fergerson

Cecilia H. Herbert

Madhav V. Rajan

(b) Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

JULY 31, 2024

2024 Annual Financial Statements

iShares Trust

•	iShares Large Cap Max Buffer Jun ETF | MAXJ | Cboe BZX

2

Schedule of Investments July 31, 2024	iShares® Large Cap Max Buffer Jun ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Equity Funds — 97.3%
iShares Core S&P 500 ETF(a)(b)	127,786	$70,706,550

Total Long-Term Investments — 97.3% (Cost: $70,586,501)		70,706,550

Options Purchased — 3.8% (Cost: $2,706,534)		2,740,583

Total Investments Before Options Written — 101.1% (Cost: $73,293,035)		73,447,133

Options Written — (2.7)% (Premiums Received: $(1,967,112))		(1,925,979)

Total Investments Net of Options Written — 98.4% (Cost: $71,325,923)		71,521,154

Other Assets Less Liabilities — 1.6%		1,166,274

Net Assets — 100.0%		$72,687,428

(a)	Affiliate of the Fund.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 06/28/24	(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(b)	$—		$—	$—	$—	$—	$—	—	$1,233	$—

iShares Core S&P 500 ETF	—		70,586,501	—	—	120,049	70,706,550	127,786	—	—

					$—	$120,049	$70,706,550		$1,233	$—

(a)	The Fund commenced operations on June 28, 2024.

(b)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Micro E-Mini S&P 500 Index	75	09/20/24	$2,084	$(4,617)

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Put
iShares Core S&P 500 ETF	1,316	07/01/25	USD 547.23	USD 72,817	$2,740,583

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (continued) July 31, 2024	iShares® Large Cap Max Buffer Jun ETF

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price	Notional Amount (000)	Value

Call
iShares Core S&P 500 ETF	1,316	07/01/25	USD 608.19	USD 72,817	$(1,925,979)

Balances Reported in the Statement of Assets and Liabilities for Options Written

Description	Options Premiums Paid	Options Premiums Received	Unrealized Appreciation	Unrealized Depreciation	Value

Options Written	$ N/A	$(1,967,112)	$41,133	$—	$(1,925,979)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Assets — Derivative Financial Instruments
Options purchased
Investments at value — unaffiliated(a)	$—	$—	$2,740,583	$—	$—	$—	$2,740,583

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(b)	$—	$—	$4,617	$—	$—	$—	$4,617
Options written
Options written at value	—	—	1,925,979	—	—	—	1,925,979

	$—	$—	$1,930,596	$—	$—	$—	$1,930,596

(a)	Includes options purchased at value as reported in the Schedule of Investments.
(b)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended July 31, 2024, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$9	$—	$—	$—	$9

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$(4,617)	$—	$—	$—	$(4,617)
Options purchased(a)	—	—	34,049	—	—	—	34,049
Options written	—	—	41,133	—	—	—	41,133

	$—	$—	$70,565	$—	$—	$—	$70,565

(a)	Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts

Average notional value of contracts — long	$2,084,250

Options:

Average value of option contracts purchased	$2,740,583

Average value of option contracts written	$1,925,979

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

4	2 0 2 4 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (continued) July 31, 2024	iShares® Large Cap Max Buffer Jun ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets

Investments

Long-Term Investments

Investment Companies	$70,706,550	$—	$—	$70,706,550

Options Purchased

Equity Contracts	—	2,740,583	—	2,740,583

	$70,706,550	$2,740,583	$—	$73,447,133

Derivative Financial Instruments(a)

Liabilities

Equity Contracts	$(4,617)	$(1,925,979)	$—	$(1,930,596)

(a)

Derivative financial instruments are futures contracts and options written. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	5

Statement of Assets and Liabilities

July 31, 2024

iShares Large Cap Max Buffer Jun ETF

ASSETS

Investments, at value — unaffiliated(a)	$2,740,583

Investments, at value — affiliated(b)	70,706,550

Cash	896,316

Cash pledged:

Futures contracts	110,000

Receivables:

Options written	126,205

Dividends — affiliated	1,233

Variation margin on futures contracts	48,518

Total assets	74,629,405

LIABILITIES

Options written, at value(c)	1,925,979

Payables:

Investment advisory fees	15,998

Total liabilities	1,941,977

Commitments and contingent liabilities

NET ASSETS	$72,687,428

NET ASSETS CONSIST OF:

Paid-in capital	$72,496,809

Accumulated earnings	190,619

NET ASSETS	$72,687,428

NET ASSET VALUE

Shares outstanding	2,880,000

Net asset value	$25.24

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$2,706,534
(b) Investments, at cost — affiliated	$70,586,501
(c) Premiums received	$1,967,112

See notes to financial statements.

6	2 0 2 4 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S

Statement of Operations

Period Ended July 31, 2024

iShares Large Cap Max Buffer Jun ETF(a)

INVESTMENT INCOME

Dividends — affiliated	$1,233

Interest — unaffiliated	539

Total investment income	1,772

EXPENSES

Investment advisory	17,288

Interest expense	247

Total expenses	17,535

Less:

Investment advisory fees waived	(1,033)

Total expenses after fees waived	16,502

Net investment loss	(14,730)

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain from:

Futures contracts	9

9

Net change in unrealized appreciation (depreciation) on:

Investments — unaffiliated	34,049

Investments — affiliated	120,049

Options written	41,133

Futures contracts	(4,617)

190,614

Net realized and unrealized gain	190,623

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$175,893

(a)	For the period from June 28, 2024 (commencement of operations) to July 31, 2024.

See notes to financial statements.

S T A T E M E N T O F O P E R A T I O N S	7

Statement of Changes in Net Assets

iShares Large Cap Max Buffer Jun ETF

Period from 06/28/24(a) to 07/31/24

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS

Net investment loss	$(14,730)

Net realized gain	9

Net change in unrealized appreciation (depreciation)	190,614

Net increase in net assets resulting from operations	175,893

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	72,511,535

NET ASSETS

Total increase in net assets	72,687,428

Beginning of period	—

End of period	$72,687,428

(a)	Commencement of operations.

See notes to financial statements.

8	2 0 2 4 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Large Cap Max Buffer Jun ETF
	Period From 06/28/24 to 07/31/24	(a)

Net asset value, beginning of period	$25.00

Net investment loss(b)	(0.01)

Net realized and unrealized gain(c)	0.25

Net increase from investment operations	0.24

Net asset value, end of period	$25.24

Total Return(d)

Based on net asset value	0.95	%(e)

Ratios to Average Net Assets(f)

Total expenses	0.50	%(g)(h)

Total expenses after fees waived	0.47	%(g)(h)

Net investment loss	(0.42	)%(g)(h)

Supplemental Data

Net assets, end of period (000)	$72,687

Portfolio turnover rate	0%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)

Interest expense was not annualized in the calculation of the ratios. If interest expense was annualized, the total expenses, total expenses after fees waived and net investment loss would have been 0.51%, 0.48% and (0.43)%, respectively.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	9

Notes to Financial Statements

1. ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification

Large Cap Max Buffer Jun(a)	Non-diversified

(a)	The Fund commenced operations on June 28, 2024.

Currently the Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedule of investments for the underlying fund are available on iShares.com and should be read in conjunction with the Fund’s financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value.

Bank Overdraft: The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.

Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Indemnifications: In the normal course of business, the Fund enter into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

10	2 0 2 4 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements (continued)

•

Flexible Exchange Options (“FLEX Options”) are valued at the last executed trade price on the options market in which the options trade. If there were no executed trades, FLEX Options are valued by an independent pricing service using a mathematical model, such as Black-Scholes model, which incorporates a number of market data factors, such as trades and prices of the underlying instruments.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained to an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investment and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Options: An options contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy (in the case of a call option) or sell (in the case of a put option) a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Fund invests primarily in FLEX Options. FLEX Options provide the Fund with the ability to customize key option contract terms such as strike price, style and expiration date, while avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the Options Clearing Corporation (the “OCC”), a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Fund invests are European-style, which are exercisable at the strike price only on the expiration date. The FLEX Options traded by the Fund are listed on the Chicago Board Options Exchange (“CBOE”). Although the Fund will generally utilize FLEX Options that are physically settled, a fund may also utilize FLEX Options that are cash-settled. Cash-settled options give the holder the right to receive an amount (or owe an amount) of cash upon the exercise of the option.

The Fund will purchase and sell call and put European-style FLEX Options. A European-style call option gives the purchaser (holder) of the option the right (but not then obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date. A European-style put option gives the seller (holder) of the option the right (but not the obligation) to sell, and obligates the buyer (writer) to buy (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date.

N O T E S T O F I N A N C I A L S T A T E M E N T S	11

Notes to Financial Statements (continued)

Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value – unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes put options, cash is segregated in an amount sufficient to cover the obligations. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.

In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market.

5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

iShares ETF	Investment Advisory Fees
Large Cap Max Buffer Jun	0.50%

Expense Waivers: BFA has contractually agreed to waive a portion of its management fees to the Fund in an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in other equity and fixed-income mutual funds and ETFs advised by BFA or its affiliates through June 30, 2025. BFA has also contractually agreed to waive a portion of its management fees to the Fund by an amount equal to the aggregate Acquired Fund Fees and Expenses, if any, attributable to investments by the Fund in money market funds advised by BFA or its affiliates through June 30, 2025. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund. For the period ended July 31, 2024, the Manager waived $1,033 in investment advisory fees pursuant to this arrangement.

Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

ETF Servicing Fees:The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does, not pay BRIL for ETF Services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends - affiliated in the Statement of Operations.

6. PURCHASES AND SALES

For the period ended July 31, 2024, purchases and sales of investments, excluding short-term securities, were as follows:

iShares ETF	Purchases	Sales
Large Cap Max Buffer Jun	$70,722,849	$—

7. INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Fund as of July 31, 2024, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2024, permanent differences attributable to net investment loss were reclassified to the following accounts:

iShares ETF	Paid-in capital	Accumulated earnings (loss)
Large Cap Max Buffer Jun	$(14,726)	$14,726

12	2 0 2 4 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S

Notes to Financial Statements (continued)

As of July 31, 2024, the tax components of accumulated net earnings (losses) were as follows:

iShares ETF	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)(a)	Total
Large Cap Max Buffer Jun	$5	$190,614	$190,619

(a)

The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on straddles and the realization for tax purposes of unrealized gains(losses) on certain futures contracts.

As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Max Buffer Jun	$73,293,035	$195,231	$(4,617)	$190,614

8. PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.

The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.

N O T E S T O F I N A N C I A L S T A T E M E N T S	13

Notes to Financial Statements (continued)

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

FLEX Options Risk: FLEX Options are subject to the risk that they may be less liquid than certain other securities, such as standardized options. In less liquid markets, terminating the FLEX Options may require the payment of a premium or acceptance of a discounted price and may take longer to complete. In a less liquid market, the liquidation of a large number of options may significantly impact the price of the options and may adversely impact the value of the Fund. Additionally, to the extent market participants are not willing or able to enter into FLEX Option transactions with the Fund at prices that reflect the market price of the Fund’s shares, the Fund’s NAV and, in turn the share prices of the Fund, could be negatively impacted.

9. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Period from 06/28/24(a) to 07/31/24

iShares ETF	Shares	Amount
Large Cap Max Buffer Jun
Shares sold	2,880,000	$72,511,535

(a)	Commencement of operations.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.

10. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

14	2 0 2 4 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of

iShares Trust and Shareholders of iShares Large Cap Max Buffer Jun ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of iShares Large Cap Max Buffer Jun ETF (one of the funds constituting iShares Trust, referred to hereafter as the “Fund”) as of July 31, 2024, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period June 28, 2024 (commencement of operations) through July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations, changes in its net assets and the financial highlights for the period June 28, 2024 (commencement of operations) through July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian and brokers. We believe that our audit provides a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

September 23, 2024

We have served as the auditor of one or more BlackRock investment companies since 2000.

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C A C C O U N T I N G F I R M	15

Additional Information

Premium/Discount Information

Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com.

Electronic Delivery

Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Changes in and Disagreements with Accountants

Not applicable.

Proxy Results

Not applicable.

Remuneration Paid to Trustees, Officers, and Others

Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA’s investment advisory fees.

Availability of Portfolio Holdings Information

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses itsportfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

16	2 0 2 4 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S

Board Review and Approval of Investment Advisory Contract

iShares Large Cap Max Buffer Jun ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Agreement. At a meeting held on June 3-5, 2024, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Agreement are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Agreement.

Nature, Extent and Quality of Services to be Provided by BFA: The Board reviewed the scope of services to be provided by BFA under the Advisory Agreement. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds, and other matters related to BFA’s portfolio compliance program and other compliance programs and services.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Agreement supported the Board’s approval of the Advisory Agreement.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Agreement or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board considered information that it had previously received regarding potential economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Agreement.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”). The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with a similar investment strategy or investment mandate. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	17

Board Review and Approval of Investment Advisory Contract (continued)

other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that will be provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Agreement.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Agreement.

18	2 0 2 4 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S

Glossary of Terms Used in this Report

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	19

Additional Financial Information

Schedule of Investments (Unaudited)

July 31, 2024

Statement of Assets and Liabilities (Unaudited)

July 31, 2024

iShares Trust

iShares Core S&P 500 ETF | IVV | NYSE Arca

Schedule of Investments (unaudited) July 31, 2024	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
Axon Enterprise, Inc.(a)	767,688	$230,314,077
Boeing Co. (The)(a)(b)	6,245,312	1,190,356,467
General Dynamics Corp.	2,460,572	734,997,462
General Electric Co.	11,846,876	2,016,338,295
Howmet Aerospace, Inc.	4,197,017	401,654,527
Huntington Ingalls Industries, Inc.	428,477	119,964,991
L3Harris Technologies, Inc.	2,052,978	465,800,178
Lockheed Martin Corp.	2,311,184	1,252,476,833
Northrop Grumman Corp.	1,505,700	729,240,624
RTX Corp.	14,389,302	1,690,599,092
Textron, Inc.(b)	2,063,750	191,722,375
TransDigm Group, Inc.	605,512	783,665,741

		9,807,130,662

Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc.	1,267,466	112,867,847
Expeditors International of Washington, Inc.	1,528,760	190,819,823
FedEx Corp.	2,450,407	740,635,516
United Parcel Service, Inc., Class B	7,894,334	1,029,184,324

		2,073,507,510

Automobile Components — 0.1%
Aptiv plc(a)(b)	2,944,596	204,325,516
BorgWarner, Inc.	2,466,090	87,077,638

		291,403,154

Automobiles — 1.6%
Ford Motor Co.	42,442,778	459,230,858
General Motors Co.	12,348,714	547,295,005
Tesla, Inc.(a)	30,029,721	6,968,997,352

		7,975,523,215

Banks — 3.3%
Bank of America Corp.	73,637,436	2,968,325,045
Citigroup, Inc.	20,644,372	1,339,406,855
Citizens Financial Group, Inc.	4,924,821	210,142,112
Fifth Third Bancorp	7,403,458	313,462,412
Huntington Bancshares, Inc.	15,685,924	234,504,564
JPMorgan Chase & Co.	31,080,392	6,613,907,418
KeyCorp.	10,204,631	164,600,698
M&T Bank Corp.	1,805,753	310,896,494
PNC Financial Services Group, Inc. (The)	4,306,567	779,919,284
Regions Financial Corp.	9,912,087	221,733,386
Truist Financial Corp.	14,482,225	647,210,635
US Bancorp	16,889,178	757,986,309
Wells Fargo & Co.	37,732,875	2,239,068,802

		16,801,164,014

Beverages — 1.3%
Brown-Forman Corp., Class B, NVS(b)	1,937,701	87,506,577
Coca-Cola Co. (The)	41,962,775	2,800,595,603
Constellation Brands, Inc., Class A	1,742,585	427,212,139
Keurig Dr Pepper, Inc.	11,297,001	387,261,194
Molson Coors Beverage Co., Class B	1,967,924	104,004,783
Monster Beverage Corp.(a)(b)	7,673,815	394,817,782
PepsiCo, Inc.	14,879,395	2,569,225,135

		6,770,623,213

Biotechnology — 2.0%
AbbVie, Inc.	19,112,229	3,541,878,278
Amgen, Inc.	5,805,793	1,930,251,999
Biogen, Inc.(a)(b)	1,575,962	335,995,098
Gilead Sciences, Inc.	13,483,824	1,025,579,654
Incyte Corp.(a)(b)	1,722,371	112,074,681
Moderna, Inc.(a)(b)	3,608,449	430,199,290

Security	Shares	Value

Biotechnology (continued)
Regeneron Pharmaceuticals, Inc.(a)(b)	1,147,923	$1,238,827,022
Vertex Pharmaceuticals, Inc.(a)	2,793,118	1,384,604,455

		9,999,410,477

Broadline Retail — 3.8%
Amazon.com, Inc.(a)	99,116,242	18,532,754,929
eBay, Inc.	5,476,440	304,544,828
Etsy, Inc.(a)	1,265,753	82,451,151

		18,919,750,908

Building Products — 0.5%
A O Smith Corp.	1,307,309	111,173,557
Allegion plc	950,176	129,993,579
Builders FirstSource, Inc.(a)(b)	1,321,190	221,127,570
Carrier Global Corp.	9,069,269	617,707,912
Johnson Controls International plc	7,291,306	521,620,031
Masco Corp.	2,383,695	185,570,656
Trane Technologies plc	2,449,958	818,971,960

		2,606,165,265

Capital Markets — 3.0%
Ameriprise Financial, Inc.	1,074,959	462,307,617
Bank of New York Mellon Corp. (The)	8,093,680	526,655,758
BlackRock, Inc.(c)	1,511,762	1,325,059,393
Blackstone, Inc., Class A	7,734,567	1,099,468,699
CBOE Global Markets, Inc.	1,138,272	208,884,295
Charles Schwab Corp. (The)	16,157,802	1,053,327,112
CME Group, Inc., Class A	3,896,873	754,863,269
FactSet Research Systems, Inc.	412,498	170,398,799
Franklin Resources, Inc.	3,250,252	74,333,263
Goldman Sachs Group, Inc. (The)	3,490,094	1,776,562,549
Intercontinental Exchange, Inc.	6,207,826	940,858,108
Invesco Ltd.	4,858,763	83,862,249
KKR & Co., Inc.	7,203,304	889,247,879
MarketAxess Holdings, Inc.	410,949	91,859,430
Moody’s Corp.	1,699,425	775,753,524
Morgan Stanley	13,543,898	1,397,865,713
MSCI, Inc.	857,388	463,641,135
Nasdaq, Inc.	4,478,179	303,083,155
Northern Trust Corp.	2,219,228	196,734,562
Raymond James Financial, Inc.	2,019,036	234,208,176
S&P Global, Inc.	3,464,267	1,679,234,143
State Street Corp.	3,267,228	277,616,363
T. Rowe Price Group, Inc.	2,416,848	276,028,210

		15,061,853,401

Chemicals — 1.5%
Air Products & Chemicals, Inc.	2,405,916	634,800,937
Albemarle Corp.	1,272,032	119,151,238
Celanese Corp.	1,087,618	153,517,281
CF Industries Holdings, Inc.	1,978,365	151,127,302
Corteva, Inc.	7,543,541	423,192,650
Dow, Inc.	7,610,669	414,553,140
DuPont de Nemours, Inc.	4,525,262	378,764,429
Eastman Chemical Co.	1,273,322	131,572,362
Ecolab, Inc.	2,750,665	634,550,909
FMC Corp.	1,349,209	78,739,837
International Flavors & Fragrances, Inc.	2,762,048	274,768,535
Linde plc	5,202,808	2,359,473,428
LyondellBasell Industries NV, Class A	2,784,115	276,908,078
Mosaic Co. (The)	3,478,359	103,550,748
PPG Industries, Inc.	2,550,700	323,887,886
Sherwin-Williams Co. (The)	2,524,730	885,675,284

		7,344,234,044

2 0 2 4 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (unaudited) (continued) July 31, 2024	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies — 0.6%
Cintas Corp.	933,286	$712,974,507
Copart, Inc.(a)(b)	9,469,603	495,544,325
Republic Services, Inc.	2,215,628	430,540,833
Rollins, Inc.	3,037,342	145,519,055
Veralto Corp.	2,377,880	253,386,893
Waste Management, Inc.	3,950,190	800,545,505

		2,838,511,118

Communications Equipment — 0.8%
Arista Networks, Inc.(a)	2,747,142	952,022,060
Cisco Systems, Inc.	43,824,912	2,123,316,986
F5, Inc.(a)(b)	636,246	129,565,136
Juniper Networks, Inc.	3,517,209	132,563,607
Motorola Solutions, Inc.	1,805,045	720,068,552

		4,057,536,341

Construction & Engineering — 0.1%
Quanta Services, Inc.(b)	1,584,324	420,447,903

Construction Materials — 0.2%
Martin Marietta Materials, Inc.	667,271	395,925,248
Vulcan Materials Co.	1,431,503	392,961,888

		788,887,136

Consumer Finance — 0.6%
American Express Co.	6,150,152	1,556,234,462
Capital One Financial Corp.	4,135,365	626,094,261
Discover Financial Services	2,712,203	390,530,110
Synchrony Financial	4,345,970	220,731,816

		2,793,590,649

Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp.	4,800,120	3,945,698,640
Dollar General Corp.	2,377,638	286,243,839
Dollar Tree, Inc.(a)	2,242,747	234,008,222
Kroger Co. (The)	7,244,700	394,836,150
Sysco Corp.	5,389,563	413,110,004
Target Corp.	5,006,982	753,100,162
Walgreens Boots Alliance, Inc.	7,744,139	91,922,930
Walmart, Inc.	46,232,920	3,173,427,629

		9,292,347,576

Containers & Packaging — 0.2%
Amcor plc	15,637,297	164,660,737
Avery Dennison Corp.	871,387	188,942,843
Ball Corp.	3,359,378	214,429,098
International Paper Co.	3,759,339	174,734,077
Packaging Corp. of America	964,794	192,833,377
Smurfit WestRock plc(a)(b)	5,613,433	251,706,336

		1,187,306,468

Distributors — 0.1%
Genuine Parts Co.	1,507,691	221,796,423
LKQ Corp.	2,894,832	120,135,528
Pool Corp.	414,919	155,196,303

		497,128,254

Diversified Telecommunication Services — 0.7%
AT&T, Inc.	77,603,458	1,493,866,566
Verizon Communications, Inc.	45,557,236	1,845,979,203

		3,339,845,769

Electric Utilities — 1.6%
Alliant Energy Corp.	2,774,998	154,456,389
American Electric Power Co., Inc.	5,705,228	559,796,971
Constellation Energy Corp.	3,411,992	647,596,082
Duke Energy Corp.	8,352,818	912,712,423
Edison International	4,164,236	333,180,522

Security	Shares	Value

Electric Utilities (continued)
Entergy Corp.	2,311,101	$268,018,383
Evergy, Inc.	2,485,800	144,176,400
Eversource Energy	3,812,651	247,479,177
Exelon Corp.	10,823,326	402,627,727
FirstEnergy Corp.	5,605,881	234,942,473
NextEra Energy, Inc.	22,236,572	1,698,651,735
NRG Energy, Inc.	2,256,330	169,608,326
PG&E Corp.(b)	23,129,416	422,111,842
Pinnacle West Capital Corp.	1,229,239	105,210,566
PPL Corp.	7,984,635	237,303,352
Southern Co. (The)	11,834,392	988,408,420
Xcel Energy, Inc.	6,013,883	350,489,101

		7,876,769,889

Electrical Equipment — 0.7%
AMETEK, Inc.	2,505,331	434,624,822
Eaton Corp. plc	4,327,111	1,318,860,162
Emerson Electric Co.	6,191,704	725,110,455
GE Vernova, Inc.(a)	2,966,415	528,733,810
Generac Holdings, Inc.(a)	656,001	102,126,236
Hubbell, Inc.	581,071	229,900,741
Rockwell Automation, Inc.	1,233,933	343,835,430

		3,683,191,656

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	13,000,868	835,435,778
CDW Corp.	1,454,612	317,265,423
Corning, Inc.	8,344,235	333,852,842
Jabil, Inc.	1,305,333	147,071,869
Keysight Technologies, Inc.(a)(b)	1,889,867	263,768,737
TE Connectivity Ltd.	3,314,237	511,486,196
Teledyne Technologies, Inc.(a)(b)	513,160	216,481,678
Trimble, Inc.(a)	2,642,949	144,146,439
Zebra Technologies Corp., Class A(a)(b)	556,244	195,347,330

		2,964,856,292

Energy Equipment & Services — 0.3%
Baker Hughes Co., Class A	10,801,475	418,233,112
Halliburton Co.	9,581,772	332,295,853
Schlumberger NV	15,470,044	747,048,425

		1,497,577,390

Entertainment — 1.2%
Electronic Arts, Inc.	2,632,495	397,348,795
Live Nation Entertainment, Inc.(a)(b)	1,541,756	148,301,510
Netflix, Inc.(a)	4,663,504	2,930,312,738
Take-Two Interactive Software, Inc.(a)(b)	1,718,430	258,675,268
Walt Disney Co. (The)	19,731,030	1,848,600,201
Warner Bros Discovery, Inc.(a)(b)	24,133,217	208,752,327

		5,791,990,839

Financial Services — 4.0%
Berkshire Hathaway, Inc., Class B(a)	19,593,591	8,591,789,653
Corpay, Inc.(a)(b)	760,606	221,960,043
Fidelity National Information Services, Inc.	6,020,352	462,543,644
Fiserv, Inc.(a)(b)	6,332,538	1,035,813,241
Global Payments, Inc.	2,762,640	280,794,730
Jack Henry & Associates, Inc.	787,909	135,110,635
Mastercard, Inc., Class A	8,885,930	4,120,494,600
PayPal Holdings, Inc.(a)(b)	11,321,252	744,711,957
Visa, Inc., Class A(b)	17,037,305	4,526,300,819

		20,119,519,322

Food Products — 0.7%
Archer-Daniels-Midland Co.	5,351,252	331,831,136
Bunge Global SA	1,532,386	161,252,979
Campbell Soup Co.	2,130,128	99,817,798

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) July 31, 2024	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Conagra Brands, Inc.	5,171,011	$156,785,054
General Mills, Inc.	6,110,188	410,238,022
Hershey Co. (The)	1,597,729	315,519,523
Hormel Foods Corp.	3,138,782	100,786,290
J M Smucker Co. (The)	1,148,188	135,428,775
Kellanova	2,853,548	165,933,816
Kraft Heinz Co. (The)	8,542,732	300,789,594
Lamb Weston Holdings, Inc.	1,562,113	93,758,022
McCormick & Co., Inc. (Non-Voting), NVS	2,724,741	209,832,304
Mondelez International, Inc., Class A	14,517,565	992,275,568
Tyson Foods, Inc., Class A	3,097,398	188,631,538

		3,662,880,419

Gas Utilities — 0.0%
Atmos Energy Corp.	1,632,288	208,736,989

Ground Transportation — 1.0%
CSX Corp.	21,158,219	742,653,487
JB Hunt Transport Services, Inc.	882,860	152,867,209
Norfolk Southern Corp.	2,444,904	610,150,242
Old Dominion Freight Line, Inc.	1,927,523	405,126,784
Uber Technologies, Inc.(a)	22,614,892	1,457,982,087
Union Pacific Corp.	6,603,379	1,629,251,701

		4,998,031,510

Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	18,828,131	1,994,652,198
Align Technology, Inc.(a)(b)	757,892	175,739,997
Baxter International, Inc.	5,515,131	197,551,992
Becton Dickinson & Co.	3,127,947	754,022,904
Boston Scientific Corp.(a)(b)	15,911,952	1,175,575,014
Cooper Cos., Inc. (The)(a)(b)	2,149,887	200,648,954
Dexcom, Inc.(a)(b)	4,304,319	291,918,915
Edwards Lifesciences Corp.(a)(b)	6,522,169	411,222,755
GE HealthCare Technologies, Inc.(b)	4,594,700	388,849,461
Hologic, Inc.(a)(b)	2,525,913	206,139,760
IDEXX Laboratories, Inc.(a)(b)	893,785	425,548,914
Insulet Corp.(a)(b)	758,186	147,353,449
Intuitive Surgical, Inc.(a)	3,838,984	1,706,850,676
Medtronic plc	14,371,087	1,154,285,708
ResMed, Inc.	1,590,639	339,203,767
Solventum Corp.(a)(b)	1,494,591	88,001,518
STERIS plc	1,069,352	255,318,483
Stryker Corp.	3,669,624	1,201,618,379
Teleflex, Inc.	509,849	112,635,841
Zimmer Biomet Holdings, Inc.	2,226,434	247,913,426

		11,475,052,111

Health Care Providers & Services — 2.6%
Cardinal Health, Inc.	2,636,174	265,805,424
Cencora, Inc.	1,790,594	425,946,501
Centene Corp.(a)(b)	5,782,579	444,795,977
Cigna Group (The)	3,074,540	1,071,999,862
CVS Health Corp.	13,587,002	819,703,831
DaVita, Inc.(a)(b)	560,108	76,521,955
Elevance Health, Inc.	2,515,352	1,338,242,725
HCA Healthcare, Inc.	2,097,550	761,515,527
Henry Schein, Inc.(a)(b)	1,385,823	99,696,107
Humana, Inc.	1,304,318	471,654,432
Labcorp Holdings, Inc.(b)	912,253	196,535,786
McKesson Corp.	1,406,702	867,963,268
Molina Healthcare, Inc.(a)(b)	634,288	216,463,466
Quest Diagnostics, Inc.	1,200,869	170,883,659
UnitedHealth Group, Inc	9,961,541	5,739,441,462
Universal Health Services, Inc., Class B	646,107	138,111,832

		13,105,281,814

Security	Shares	Value

Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc.	1,704,102	$199,874,124
Healthpeak Properties, Inc.	7,617,182	166,206,911
Ventas, Inc.	4,380,962	238,499,571
Welltower, Inc.	6,471,384	719,941,470

		1,324,522,076

Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	7,632,515	133,645,338

Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class A(a)	4,778,512	666,889,135
Booking Holdings, Inc.	367,125	1,363,873,046
Caesars Entertainment, Inc.(a)(b)	2,342,382	93,578,161
Carnival Corp.(a)(b)	10,932,244	182,131,185
Chipotle Mexican Grill, Inc.(a)	14,862,788	807,346,644
Darden Restaurants, Inc.	1,291,864	188,986,785
Domino’s Pizza, Inc.	377,702	161,920,847
Expedia Group, Inc.(a)(b)	1,374,153	175,438,114
Hilton Worldwide Holdings, Inc.	2,706,358	580,973,872
Las Vegas Sands Corp.	3,951,027	156,737,241
Marriott International, Inc., Class A	2,596,800	590,252,640
McDonald’s Corp.	7,800,068	2,070,138,047
MGM Resorts International(a)	2,715,850	116,700,075
Norwegian Cruise Line Holdings Ltd.(a)(b)	4,643,419	85,578,212
Royal Caribbean Cruises Ltd.(a)(b)	2,562,534	401,600,328
Starbucks Corp.	12,259,301	955,612,513
Wynn Resorts Ltd.	1,021,933	84,636,491
Yum! Brands, Inc.	3,048,302	404,905,955

		9,087,299,291

Household Durables — 0.4%
DR Horton, Inc.	3,207,601	577,143,648
Garmin Ltd.	1,662,916	284,774,365
Lennar Corp., Class A	2,650,318	468,920,764
Mohawk Industries, Inc.(a)(b)	573,886	92,435,818
NVR, Inc.(a)(b)	33,956	292,275,591
PulteGroup, Inc.	2,276,479	300,495,228

		2,016,045,414

Household Products — 1.2%
Church & Dwight Co., Inc.	2,646,703	259,403,361
Clorox Co. (The)	1,342,927	177,172,359
Colgate-Palmolive Co.	8,879,615	880,769,012
Kimberly-Clark Corp.	3,644,147	492,142,052
Procter & Gamble Co. (The)	25,543,768	4,106,416,144

		5,915,902,928

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	7,691,658	136,834,596
Vistra Corp.	3,534,804	280,027,173

		416,861,769

Industrial Conglomerates — 0.4%
3M Co.	5,988,954	763,891,082
Honeywell International, Inc.	7,047,633	1,443,002,857

		2,206,893,939

Industrial REITs — 0.3%
Prologis, Inc.	10,020,519	1,263,086,420

Insurance — 2.1%
Aflac, Inc.	5,596,553	533,799,225
Allstate Corp. (The)	2,856,356	488,779,639
American International Group, Inc.	7,182,970	569,106,713
Aon plc, Class A	2,353,112	773,020,823
Arch Capital Group Ltd.(a)(b)	4,047,707	387,689,377
Arthur J Gallagher & Co.	2,364,836	670,407,358
Assurant, Inc.	561,985	98,274,317

2 0 2 4 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (unaudited) (continued) July 31, 2024	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Brown & Brown, Inc.	2,562,487	$254,788,082
Chubb Ltd.	4,394,990	1,211,522,943
Cincinnati Financial Corp.	1,698,002	221,793,021
Everest Group Ltd.	469,781	184,562,862
Globe Life, Inc.	908,783	84,280,535
Hartford Financial Services Group, Inc. (The)	3,200,986	355,053,367
Loews Corp.(b)	1,970,701	157,557,545
Marsh & McLennan Cos., Inc.	5,332,710	1,186,901,265
MetLife, Inc.	6,464,906	496,828,026
Principal Financial Group, Inc.	2,333,684	190,218,583
Progressive Corp. (The)(b)	6,339,262	1,357,362,779
Prudential Financial, Inc.	3,885,647	486,949,282
Travelers Cos., Inc. (The)	2,478,299	536,403,036
Willis Towers Watson plc	1,106,579	312,365,120
WR Berkley Corp.	3,278,838	180,762,339

		10,738,426,237

Interactive Media & Services — 6.2%
Alphabet, Inc., Class A	63,574,652	10,905,595,804
Alphabet, Inc., Class C, NVS	52,890,183	9,157,935,187
Match Group, Inc.(a)(b)	2,875,310	109,664,323
Meta Platforms, Inc., Class A	23,718,194	11,262,110,057

		31,435,305,371

IT Services — 1.1%
Accenture plc, Class A	6,804,733	2,249,780,825
Akamai Technologies, Inc.(a)(b)	1,648,694	162,033,646
Cognizant Technology Solutions Corp., Class A	5,387,474	407,724,032
EPAM Systems, Inc.(a)(b)	627,247	134,939,647
Gartner, Inc.(a)(b)	840,114	421,056,736
GoDaddy, Inc., Class A(a)(b)	1,525,473	221,880,048
International Business Machines Corp.	9,942,280	1,910,309,679
VeriSign, Inc.(a)(b)	938,027	175,420,429

		5,683,145,042

Leisure Products — 0.0%
Hasbro, Inc.	1,416,397	91,300,951

Life Sciences Tools & Services — 1.3%
Agilent Technologies, Inc.	3,171,596	448,463,674
Bio-Rad Laboratories, Inc., Class A(a)(b)	220,711	74,679,774
Bio-Techne Corp.	1,705,653	139,164,228
Charles River Laboratories International, Inc.(a)(b)	557,666	136,126,271
Danaher Corp.	7,134,588	1,976,851,643
IQVIA Holdings, Inc.(a)(b)	1,971,788	485,513,359
Mettler-Toledo International, Inc.(a)(b)	231,272	351,771,650
Revvity, Inc.(b)	1,334,538	167,631,318
Thermo Fisher Scientific, Inc.	4,131,285	2,533,882,342
Waters Corp.(a)(b)	641,899	215,857,796
West Pharmaceutical Services, Inc.	788,239	241,335,135

		6,771,277,190

Machinery — 1.6%
Caterpillar, Inc.	5,293,057	1,832,456,333
Cummins, Inc.	1,480,216	431,927,029
Deere & Co.	2,801,785	1,042,207,984
Dover Corp.	1,487,511	274,088,777
Fortive Corp.	3,809,838	273,736,860
IDEX Corp.	819,235	170,794,113
Illinois Tool Works, Inc.	2,939,120	726,785,594
Ingersoll Rand, Inc.(b)	4,366,352	438,381,741
Nordson Corp.	587,904	147,170,008
Otis Worldwide Corp.	4,376,194	413,550,333
PACCAR, Inc.	5,672,910	559,689,301
Parker-Hannifin Corp.	1,391,003	780,575,244
Pentair plc	1,796,990	157,901,511
Snap-on, Inc.	570,512	163,754,059

Security	Shares	Value

Machinery (continued)
Stanley Black & Decker, Inc.	1,665,629	$175,923,735
Westinghouse Air Brake Technologies Corp.	1,909,047	307,642,924
Xylem, Inc.	2,623,910	350,291,985

		8,246,877,531

Media — 0.6%
Charter Communications, Inc., Class A(a)(b)	1,059,899	402,464,848
Comcast Corp., Class A	42,363,460	1,748,339,994
Fox Corp., Class A, NVS	2,501,948	95,174,102
Fox Corp., Class B	1,425,327	50,499,336
Interpublic Group of Cos., Inc. (The)	4,085,067	131,416,605
News Corp., Class A, NVS	4,114,425	113,475,842
News Corp., Class B	1,240,943	35,354,466
Omnicom Group, Inc.	2,119,726	207,817,937
Paramount Global, Class B, NVS	5,350,460	61,102,253

		2,845,645,383

Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	15,547,342	706,004,800
Newmont Corp.	12,480,455	612,415,927
Nucor Corp.	2,595,104	422,846,246
Steel Dynamics, Inc.	1,598,670	212,974,817

		1,954,241,790

Multi-Utilities — 0.6%
Ameren Corp.	2,886,326	228,799,062
CenterPoint Energy, Inc.	6,923,927	192,138,974
CMS Energy Corp.	3,232,277	209,451,550
Consolidated Edison, Inc.	3,743,090	365,026,137
Dominion Energy, Inc.	9,072,122	484,995,642
DTE Energy Co.	2,239,638	269,943,568
NiSource, Inc.	4,852,142	151,629,438
Public Service Enterprise Group, Inc.	5,390,629	430,010,475
Sempra	6,849,525	548,372,972
WEC Energy Group, Inc.	3,418,208	294,170,980

		3,174,538,798

Office REITs — 0.0%
BXP, Inc.	1,561,632	111,359,978

Oil, Gas & Consumable Fuels — 3.4%
APA Corp.	3,907,840	121,885,530
Chevron Corp.	18,550,360	2,976,776,269
ConocoPhillips	12,657,993	1,407,568,822
Coterra Energy, Inc.	8,054,957	207,817,890
Devon Energy Corp.	6,840,158	321,692,631
Diamondback Energy, Inc.	1,930,180	390,494,716
EOG Resources, Inc.	6,220,153	788,715,400
EQT Corp.	6,420,577	221,574,112
Exxon Mobil Corp.	48,551,422	5,757,713,135
Hess Corp.	2,991,109	458,895,943
Kinder Morgan, Inc.	20,921,241	442,065,822
Marathon Oil Corp.	6,104,766	171,238,686
Marathon Petroleum Corp.	3,813,444	675,055,857
Occidental Petroleum Corp.	7,197,239	437,736,076
ONEOK, Inc.	6,316,733	526,373,361
Phillips 66	4,588,352	667,513,449
Targa Resources Corp.	2,399,690	324,630,063
Valero Energy Corp.	3,539,283	572,372,847
Williams Cos., Inc. (The)	13,190,583	566,403,634

		17,036,524,243

Passenger Airlines — 0.1%
American Airlines Group, Inc.(a)(b)	7,101,665	75,561,716
Delta Air Lines, Inc.	6,984,268	300,463,209
Southwest Airlines Co.	6,477,092	174,492,858

S C H E D U L E O F I N V E S T M E N T S

Schedule of Investments (unaudited) (continued) July 31, 2024	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Passenger Airlines (continued)
United Airlines Holdings, Inc.(a)(b)	3,558,809	$161,641,105

		712,158,888

Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	2,520,646	251,081,548
Kenvue, Inc.	20,716,158	383,041,762

		634,123,310

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	21,939,376	1,043,436,723
Catalent, Inc.(a)	1,957,538	116,160,305
Eli Lilly & Co.	8,640,480	6,949,278,850
Johnson & Johnson	26,047,647	4,111,621,079
Merck & Co., Inc.	27,414,848	3,101,441,754
Pfizer, Inc.	61,330,046	1,873,019,605
Viatris, Inc.	12,886,992	155,417,123
Zoetis, Inc., Class A	4,938,723	889,167,689

		18,239,543,128

Professional Services — 0.6%
Automatic Data Processing, Inc.	4,429,982	1,163,401,873
Broadridge Financial Solutions, Inc.	1,278,935	273,692,090
Dayforce, Inc.(a)(b)	1,708,982	101,308,453
Equifax, Inc.	1,338,041	373,808,514
Jacobs Solutions, Inc.	1,355,399	198,362,644
Leidos Holdings, Inc.	1,463,217	211,288,535
Paychex, Inc.	3,467,514	443,911,142
Paycom Software, Inc.	520,810	86,865,900
Verisk Analytics, Inc.	1,544,226	404,201,155

		3,256,840,306

Real Estate Management & Development — 0.1%(a)(b)
CBRE Group, Inc., Class A	3,264,086	367,895,133
CoStar Group, Inc.	4,418,179	344,706,326

		712,601,459

Residential REITs — 0.3%
AvalonBay Communities, Inc.	1,536,593	314,878,637
Camden Property Trust	1,153,452	127,744,809
Equity Residential	3,733,742	259,980,455
Essex Property Trust, Inc.	694,363	193,282,885
Invitation Homes, Inc.	6,231,917	219,799,713
Mid-America Apartment Communities, Inc.	1,264,622	176,756,217
UDR, Inc.	3,278,881	131,384,762

		1,423,827,478

Retail REITs — 0.3%
Federal Realty Investment Trust	807,846	90,196,006
Kimco Realty Corp.	7,223,002	156,955,833
Realty Income Corp.	9,424,394	541,242,947
Regency Centers Corp.	1,779,025	119,799,544
Simon Property Group, Inc.	3,526,214	541,062,276

		1,449,256,606

Semiconductors & Semiconductor Equipment — 11.3%
Advanced Micro Devices, Inc.(a)	17,493,591	2,527,474,028
Analog Devices, Inc.	5,367,215	1,241,866,207
Applied Materials, Inc.	8,992,687	1,908,248,181
Broadcom, Inc.	47,146,498	7,575,499,299
Enphase Energy, Inc.(a)(b)	1,472,636	169,515,130
First Solar, Inc.(a)	1,158,643	250,255,302
Intel Corp.	46,073,810	1,416,308,919
KLA Corp.	1,457,170	1,199,352,912
Lam Research Corp.	1,415,107	1,303,653,173
Microchip Technology, Inc.	5,848,852	519,261,080
Micron Technology, Inc.	11,985,162	1,316,210,491
Monolithic Power Systems, Inc.	526,797	454,673,223

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	266,230,198	$31,154,257,770
NXP Semiconductors NV	2,767,228	728,223,720
ON Semiconductor Corp.(a)(b)	4,656,433	364,365,882
Qorvo, Inc.(a)(b)	1,043,921	125,061,736
QUALCOMM, Inc.	12,100,094	2,189,512,009
Skyworks Solutions, Inc.	1,736,330	197,281,815
Teradyne, Inc.	1,689,658	221,615,543
Texas Instruments, Inc.	9,854,315	2,008,407,940

		56,871,044,360

Software — 10.3%
Adobe, Inc.(a)(b)	4,848,918	2,674,905,615
ANSYS, Inc.(a)(b)	944,877	296,341,773
Autodesk, Inc.(a)(b)	2,315,097	573,032,809
Cadence Design Systems, Inc.(a)	2,945,357	788,354,255
Crowdstrike Holdings, Inc., Class A(a)	2,496,450	579,076,542
Fair Isaac Corp.(a)(b)	267,575	428,120,000
Fortinet, Inc.(a)(b)	6,862,448	398,296,482
Gen Digital, Inc.	5,963,662	154,995,575
Intuit, Inc.	3,030,405	1,961,732,677
Microsoft Corp.	80,440,637	33,652,340,489
Oracle Corp.	17,253,662	2,406,023,166
Palo Alto Networks, Inc.(a)(b)	3,496,828	1,135,524,956
PTC, Inc.(a)(b)	1,295,892	230,474,392
Roper Technologies, Inc.	1,158,685	631,193,654
Salesforce, Inc.	10,511,954	2,720,493,695
ServiceNow, Inc.(a)(b)	2,218,738	1,806,918,040
Synopsys, Inc.(a)	1,651,093	921,838,244
Tyler Technologies, Inc.(a)(b)	459,383	260,980,076

		51,620,642,440

Specialized REITs — 1.0%
American Tower Corp.	5,054,163	1,113,937,525
Crown Castle, Inc.	4,703,064	517,713,285
Digital Realty Trust, Inc.	3,512,072	525,019,644
Equinix, Inc.	1,026,975	811,556,724
Extra Space Storage, Inc.	2,291,523	365,772,901
Iron Mountain, Inc.	3,172,611	325,382,984
Public Storage	1,711,952	506,600,836
SBA Communications Corp.	1,162,893	255,301,529
VICI Properties, Inc.	11,290,553	352,942,687
Weyerhaeuser Co.	7,894,988	250,744,819

		5,024,972,934

Specialty Retail — 1.9%
AutoZone, Inc.(a)(b)	187,146	586,457,549
Bath & Body Works, Inc.	2,420,706	88,960,946
Best Buy Co., Inc.	2,084,199	180,324,897
CarMax, Inc.(a)(b)	1,708,622	144,276,042
Home Depot, Inc. (The)	10,726,132	3,948,932,757
Lowe’s Cos., Inc.	6,192,677	1,520,364,130
O’Reilly Automotive, Inc.(a)(b)	637,396	717,924,611
Ross Stores, Inc.	3,629,257	519,818,480
TJX Cos., Inc. (The)	12,257,218	1,385,310,778
Tractor Supply Co.	1,166,772	307,234,403
Ulta Beauty, Inc.(a)(b)	519,006	189,380,099

		9,588,984,692

Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	156,004,289	34,645,432,502
Hewlett Packard Enterprise Co.	14,064,131	280,016,848
HP, Inc.	9,340,988	337,116,257
NetApp, Inc.	2,233,718	283,637,512
Seagate Technology Holdings plc	2,113,550	215,941,403
Super Micro Computer, Inc.(a)(b)	544,829	382,279,268

2 0 2 4 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S

Schedule of Investments (unaudited) (continued) July 31, 2024	iShares® Core S&P 500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Western Digital Corp.(a)	3,533,881	$236,946,721

		36,381,370,511

Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.(a)(b)	277,691	256,206,048
Lululemon Athletica, Inc.(a)(b)	1,240,041	320,749,005
NIKE, Inc., Class B	13,111,805	981,549,722
Ralph Lauren Corp., Class A	422,417	74,172,201
Tapestry, Inc.	2,486,968	99,702,547

		1,732,379,523

Tobacco — 0.6%
Altria Group, Inc.	18,589,978	911,094,822
Philip Morris International, Inc.	16,825,083	1,937,576,558

		2,848,671,380

Trading Companies & Distributors — 0.3%
Fastenal Co.	6,196,853	438,427,350
United Rentals, Inc.	720,868	545,769,163
WW Grainger, Inc.	473,267	462,291,938

		1,446,488,451

Water Utilities — 0.1%
American Water Works Co., Inc.	2,108,615	300,182,431

Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.	5,580,630	1,017,237,236

Total Long-Term Investments — 99.7% (Cost: $423,178,040,562)		501,963,480,130

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.6%(c)(d)
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.45%(e)	2,037,903,936	$2,038,719,098
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.29%	1,044,944,184	1,044,944,184

Total Short-Term Securities — 0.6% (Cost: $3,082,228,056)		3,083,663,282

Total Investments — 100.3% (Cost: $426,260,268,618)		505,047,143,412

Liabilities in Excess of Other Assets — (0.3)%		(1,652,299,137)

Net Assets — 100.0%		$503,394,844,275

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	5,083	09/20/24	$1,412,566	$9,801,862

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$501,963,480,130	$—	$—	$501,963,480,130
Short-Term Securities
Money Market Funds	3,083,663,282	—	—	3,083,663,282

	$505,047,143,412	$—	$—	$505,047,143,412

Derivative Financial Instruments(a)
Assets
Equity contracts	$9,801,862	$—	$—	$9,801,862

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S

Statement of Assets and Liabilities (unaudited)

July 31, 2024

iShares Core S&P 500 ETF

ASSETS
Investments, at value — unaffiliated(a)(b)	$500,638,420,737
Investments, at value — affiliated(c)	4,408,722,675
Cash	202,116
Cash pledged:
Futures contracts	71,700,080
Receivables:
Investments sold	16,495,180
Securities lending income — affiliated	321,402
Dividends — unaffiliated	298,807,386
Dividends — affiliated	4,454,530
Variation margin on futures contracts	21,122,516

Total assets	505,460,246,622

LIABILITIES
Collateral on securities loaned	2,052,659,101
Payables:
Investment advisory fees	12,743,246

Total liabilities	2,065,402,347

Commitments and contingent liabilities

NET ASSETS	$503,394,844,275

NET ASSETS CONSIST OF:
Paid-in capital	$414,869,095,492
Accumulated earnings	88,525,748,783

NET ASSETS	$503,394,844,275

NET ASSET VALUE
Shares outstanding	909,400,000

Net asset value	$553.55

Shares authorized	Unlimited

Par value	None

(a) Investments, at cost — unaffiliated	$422,042,377,897
(b) Securities loaned, at value	$2,023,188,808
(c) Investments, at cost — affiliated	$4,217,890,721

2 0 2 4 I S H A R E S A N N U A L F I N A N C I A L S T A T E M E N T S

Glossary of Terms Used in this Report

Portfolio Abbreviation

MSCI	Morgan Stanley Capital International

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – See Item 2

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached.

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: September 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of iShares Trust

Date: September 23, 2024

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of iShares Trust

Date: September 23, 2024